Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 01, 2022
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 41,583	$ 43,245
Loans to financial advisors	2,723	2,615
Fee- and commission-related receivables	2,231	1,883
Finance lease receivables	5,934	1,427
Settlement and clearing accounts	430	311
Accrued interest income	2,196	2,004
Other	4,182	2,849
Total other financial assets measured at amortized cost	59,279	$ 54,334
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	6,900
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	$ 333
Carrying amount of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category			$ 7,400